Supplemental Oil and Gas Disclosures - Proved Reserve Data (Parenthetical) (Detail)	Dec. 31, 2013 MBbls	Dec. 31, 2012 MBbls	Dec. 31, 2011 MBbls	Dec. 31, 2010 MBbls
Reserve Quantities [Line Items]
Proved developed reserves	1,832,936	1,981,945	1,992,327	1,984,991
Crude Oil And Condensate [Member]
Reserve Quantities [Line Items]
Proved developed reserves	794,795	825,811	804,653	803,046
Natural Gas [Member]
Reserve Quantities [Line Items]
Proved developed reserves	4,926,064	5,833,105	6,253,418	6,363,417
Egypt [Member]
Reserve Quantities [Line Items]
Proved developed reserves	222,880	221,819	222,651	234,419
Egypt [Member] | Crude Oil And Condensate [Member]
Reserve Quantities [Line Items]
Proved developed reserves	119,242	106,746	105,840	109,657
Egypt [Member] | Crude Oil And Condensate [Member] | Noncontrolling Interest [Member]
Reserve Quantities [Line Items]
Proved developed reserves	45,000
Egypt [Member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Proved developed reserves	621,825	690,436	700,866	748,573
Egypt [Member] | Natural Gas [Member] | Noncontrolling Interest [Member]
Reserve Quantities [Line Items]
Proved developed reserves	271,000